UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04725
                                                     ---------

                         Phoenix Investment Series Fund
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Matthew A. Swendiman                          John R. Flores, Esq.
Counsel & Chief Legal Officer for             Vice President, Counsel
Litigation/Employment Registrant              Phoenix Life Insurance Company
Phoenix Life Insurance Company                One American Row
One American Row                              Hartford, CT  06102
Hartford, CT  06102
-----------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                     Date of fiscal year end: April 30
                                              --------------

                   Date of reporting period: October 31, 2004
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Semiannual  Report

[GRAPHIC OMITTED] OCTOBER 31, 2004


[GRAPHIC OMITTED] OAKHURST(R)

Phoenix-Oakhurst Income & Growth Fund


[GRAPHIC OMITTED]
Do you want to stop receiving fund documents by mail?
Go to PhoenixInvestments.com, log in and sign up for E-Delivery

[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD.
                  COMMITTED TO INVESTOR SUCCESS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix Investment Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

      I encourage you to review the performance overview and outlook provided in this semiannual report for the Phoenix-Oakhurst Income & Growth Fund for the six months ended October 31, 2004.

      The pace of U.S. economic growth appears to have cooled off in recent months. Gross domestic product (GDP) and employment growth have slowed in response to rising energy prices and declining consumer optimism. In addition, the Federal Reserve's ongoing commitment to raising the federal funds rate at a "measured pace" combined with increased oil prices, is likely to keep economic growth subdued through the end of the year. As of this writing in late November, it remains to be seen whether the post-election rally in the equities markets can be sustained.

      Regardless of what the markets bring, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your Phoenix Fund investment may help in this effort.

      At this time, the mutual fund industry continues to undergo far-reaching regulatory reforms. The Phoenix Funds Board of Trustees takes these matters seriously and is implementing initiatives to ensure compliance with the letter and the spirit of all requirements. We are confident that the fund industry will emerge stronger and more focused on the interests of shareholders as a result.

      To learn more about investing and your Phoenix Fund, including monthly portfolio updates, please visit PhoenixInvestments.com.


Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds


NOVEMBER 30, 2004




1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary .................................................................     3
Phoenix-Oakhurst Income & Growth Fund ....................................     4
Notes to Financial Statements ............................................    19

GLOSSARY


FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

PHOENIX-OAKHURST INCOME & GROWTH FUND


ABOUT YOUR FUND'S EXPENSES
   As a shareholder of the Income & Growth Fund, you incur two types of costs:
(1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

                              Beginning               Ending       Expenses Paid
Income & Growth Fund        Account Value         Account Value        During
      Class A                May 1, 2004         October 31, 2004      Period*
--------------------        -------------        ----------------  -------------
Actual                        $1,000.00              $1,032.30         $6.56

Hypothetical (5% return
  before expenses)             1,000.00               1,018.67          6.53

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.28%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning               Ending       Expenses Paid
Income & Growth Fund        Account Value         Account Value        During
      Class B                May 1, 2004         October 31, 2004      Period*
--------------------        -------------        ----------------  -------------
Actual                        $1,000.00              $1,028.20        $10.39

Hypothetical (5% return
  before expenses)             1,000.00               1,014.83         10.37

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.03%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning               Ending       Expenses Paid
Income & Growth Fund        Account Value         Account Value        During
      Class C                May 1, 2004         October 31, 2004      Period*
--------------------        -------------        ----------------  -------------
Actual                        $1,000.00              $1,027.90        $10.39

Hypothetical (5% return
  before expenses)             1,000.00               1,014.83         10.38

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.03%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

Phoenix-Oakhurst Income & Growth Fund

                   SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004
                                   (UNAUDITED)


                      ------------------------------------
                      SECTOR WEIGHTINGS           10/31/04
                      ------------------------------------
                      As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Common Stocks                          48%
Domestic Corporate Bonds                        22
Agency Mortgage-Backed Securities                7
Foreign Corporate Bonds                          6
Foreign Government Securities                    5
Municipal Bonds                                  4
Non-Agency Mortgage-Backed Securities            4
Other                                            4


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

AGENCY MORTGAGE-BACKED SECURITIES--6.5%

Fannie Mae 5.50%, 8/1/17 ...............     AAA       $  822    $    852,750
Fannie Mae 6%, 11/1/31 .................     AAA          684         710,708
Fannie Mae 5%, 4/1/34 ..................     AAA        2,886       2,878,738
Fannie Mae 5%, 5/1/34 ..................     AAA        1,093       1,090,509
Fannie Mae 5.50%, 6/1/34 ...............     AAA        8,815       8,988,793
Fannie Mae 5.50%, 7/1/34 ...............     AAA        5,828       5,942,674
Fannie Mae 6%, 7/1/34 ..................     AAA        1,423       1,477,722
GNMA 6.50%, '23-'24 ....................     AAA        3,188       3,394,841

-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,539,670)                                      25,336,735
-----------------------------------------------------------------------------


MUNICIPAL BONDS--4.0%

CALIFORNIA--1.5%
Long Beach Pension Obligation Taxable
Unrefunded Balance Revenue 6.87%,
9/1/06 .................................     AAA          675         724,207


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11 ........     AAA       $1,000    $  1,161,430

San Bernardino County Financing
Authority Pension Obligation Revenue
Taxable 6.87%, 8/1/08 ..................     AAA        1,335       1,487,043

San Bernardino County Revenue Taxable
Series A 5.43%, 8/1/13 .................     AAA        1,050       1,106,669

Ventura County Pension Obligation
Revenue Taxable 6.54%, 11/1/05 .........     AAA        1,325       1,373,667
                                                                 ------------
                                                                    5,853,016
                                                                 ------------
KENTUCKY--0.4%
Kentucky State Property and Buildings
Commission Revenue 5%, 10/1/12 .........     AAA        1,500       1,677,690

PENNSYLVANIA--1.2%
Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17 .................     AAA        4,250       4,785,033

TEXAS--0.4%
Dallas-Fort Worth International Airport
Facilities Improvement Revenue Taxable
6.40%, 11/1/07 .........................     AAA        1,200       1,306,668

VIRGINIA--0.5%
Virginia Public Building Authority Public
Facilities Revenue Series A 5%, 8/1/12 .     AA+        1,625       1,823,315

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $14,411,790)                                      15,445,722
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.1%
AmeriCredit Automobile Receivables
Trust 01-D, A4 4.41%, 11/12/08 .........     AAA          953         963,663

Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28 .......     AAA          895         929,520

Green Tree Financial Corp. 97-4, M1
7.22%, 2/15/29 .........................      BB        1,500       1,048,125

Long Beach Auto Receivables Trust 04-A,
A2 2.841%, 7/15/10(d) ..................     AAA        1,000         990,547

Morgan Stanley Auto Loan Trust 04-HB1,
A4 3.33%, 10/15/11 .....................     AAA        2,000       2,006,250


                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

Onyx Acceptance Grantor Trust 04-A, A4
2.94%, 12/15/10 ........................     AAA       $1,000    $    991,451

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 .........................     AAA        1,000         995,529

Whole Auto Loan Trust 02-1, B 2.91%,
4/15/09 ................................      A           431         430,902

-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,307,541)                                        8,355,987
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--21.7%

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%,
7/15/07 ................................     BBB-         500         553,750

ALUMINUM--0.5%
Alcoa, Inc. 5.375%, 1/15/13 ............      A-        2,000       2,111,736

AUTO PARTS & EQUIPMENT--0.7%
American Axle & Manufacturing, Inc.
5.25%, 2/11/14 .........................     BBB        1,000         966,448

Lear Corp. Series B 7.96%, 5/15/05 .....     BBB-       1,000       1,026,407
Meritor Automotive, Inc. 6.80%, 2/15/09      BB+          750         768,750
                                                                 ------------
                                                                    2,761,605
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp. 4.75%,
1/15/08(i) .............................     BBB        1,000       1,030,261

BROADCASTING & CABLE TV--1.6%
Clear Channel Communications, Inc. 5%,
3/15/12 ................................     BBB-       1,000         996,348

Comcast Corp. 5.30%, 1/15/14 ...........     BBB        1,000       1,019,686

Cox Communications, Inc. 7.75%,
8/15/06 ................................     BBB          500         539,080

Cox Communications, Inc. 7.125%,
10/1/12 ................................     BBB        1,000       1,124,760

Echostar DBS Corp. 5.75%, 10/1/08 ......     BB-        1,500       1,541,250
PanAmSat Corp. 6.375%, 1/15/08 .........     BB+          240         249,600
PanAmSat Corp. 144A 9%, 8/15/14(b) .....      B+          760         809,400
                                                                 ------------
                                                                    6,280,124
                                                                 ------------
CASINOS & GAMING--1.0%
Harrahs Operating Co., Inc. 5.50%, 7/1/10    BBB-         750         782,594

Mandalay Resort Group 6.375%,
12/15/11 ...............................     BB+          750         784,688

MGM Mirage 9.75%, 6/1/07 ...............     BB-          550         621,500


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

CASINOS & GAMING--CONTINUED
Mohegan Tribal Gaming Authority 144A
7.125%, 8/15/14(b) .....................     BB-       $  500    $    536,250

Penn National Gaming, Inc. 6.875%,
12/1/11 ................................      B           245         258,475

Station Casinos, Inc. 6.875%, 3/1/16 ...      B+        1,000       1,067,500
                                                                 ------------
                                                                    4,051,007
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.2%
Motorola, Inc. 7.625%, 11/15/10 ........     BBB          750         879,751

CONSUMER FINANCE--1.9%
Capital One Bank 6.50%, 6/13/13 ........     BBB-         500         549,069
Ford Motor Credit Co. 7.25%, 10/25/11 ..     BBB-       1,250       1,347,130
General Electric Capital Corp. 6%, 6/15/12   AAA        1,500       1,646,929

General Motors Acceptance Corp. 6.875%,
9/15/11 ................................     BBB-       1,500       1,561,478

Household Finance Corp. 4.125%,
12/15/08 ...............................      A         1,000       1,015,150

Household Finance Corp. 6.75%, 5/15/11 .      A         1,000       1,131,145
                                                                 ------------
                                                                    7,250,901
                                                                 ------------
DIVERSIFIED BANKS--1.3%
Bank of America Corp. 5.25%, 12/1/15 ...      A         1,500       1,538,676

Rabobank Capital Funding II 144A 5.26%,
12/29/49(b)(d) .........................      AA        1,100       1,128,236

U.S. Bank NA 6.30%, 7/15/08 ............      A+        1,500       1,646,908
Wells Fargo & Co. 5.125%, 9/15/16 ......      A+          750         759,853
                                                                 ------------
                                                                    5,073,673
                                                                 ------------
DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse First Boston USA, Inc.
4.70%, 6/1/09 ..........................      A+          750         775,933

DIVERSIFIED CHEMICALS--0.1%
Cabot Corp. 144A 5.25%, 9/1/13(b) ......     BBB+         500         507,129

DIVERSIFIED COMMERCIAL SERVICES--0.3%
International Lease Finance Corp. 4.375%,
11/1/09 ................................     AA-        1,250       1,252,889

ELECTRIC UTILITIES--0.7%
Entergy Gulf States, Inc. 3.60%, 6/1/08      BBB          800         793,546
Entergy Gulf States, Inc. 5.25%, 8/1/15      BBB          850         848,790

Oncor Electric Delivery Co. 6.375%,
1/15/15 ................................     BBB        1,000       1,113,045
                                                                 ------------
                                                                    2,755,381
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%,
11/15/10 ...............................     BBB       $1,000    $  1,016,811

ENVIRONMENTAL SERVICES--0.1%
Allied Waste North America 6.125%,
2/15/14 ................................     BB-          500         465,000

FOOD RETAIL--0.2%
Safeway, Inc. 4.125%, 11/1/08 ..........     BBB          750         753,696

GAS UTILITIES--0.3%
AmeriGas Partners LP/AmeriGas Eagle
Finance Corp. Series B 8.875%, 5/20/11 .     BB-        1,000       1,100,000

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp. 8.125%, 9/1/08 .      BB        1,395       1,541,475

HOMEBUILDING--0.8%
Horton (D.R.), Inc. 6.125%, 1/15/14 ....     BB+          700         721,000
Lennar Corp. 7.625%, 3/1/09 ............     BBB-       1,250       1,415,592
Ryland Group, Inc. (The) 8%, 8/15/06 ...     BBB-         970       1,042,750
                                                                 ------------
                                                                    3,179,342
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.2%
Hilton Hotels Corp. 7.625%, 5/15/08 ....     BBB-         750         840,491

La Quinta Properties, Inc. 144A 7%,
8/15/12(b) .............................     BB-           75          80,906
                                                                 ------------
                                                                      921,397
                                                                 ------------
INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06 .....      A-          500         523,657

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
Sprint Capital Corp. 6.375%, 5/1/09 ....     BBB-       1,000       1,098,107

Verizon Global Funding Corp. 4.375%,
6/1/13 .................................      A+        1,000         980,766
                                                                 ------------
                                                                    2,078,873
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.1%
Credit Suisse First Boston USA, Inc.
5.125%, 1/15/14 ........................      A+        1,500       1,529,190

Goldman Sachs Group, Inc. 4.125%,
1/15/08 ................................      A+          850         869,508

Lehman Brothers Holdings, Inc. 6.25%,
5/15/06 ................................      A           500         525,284

Lehman Brothers Holdings, Inc. 4.375%,
11/30/10 ...............................      A           250         252,140

Merrill Lynch & Co., Inc. 5.30%, 9/30/15      A+        1,000       1,026,704
                                                                 ------------
                                                                    4,202,826
                                                                 ------------


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

LIFE & HEALTH INSURANCE--0.7%
Jefferson-Pilot Corp. 4.75%, 1/30/14 ...      AA       $  750    $    742,762
Metlife, Inc. 5%, 11/24/13 .............      A         1,100       1,107,992
Protective Life Corp. 4.875%, 11/1/14 ..      A           925         917,363
                                                                 ------------
                                                                    2,768,117
                                                                 ------------
MULTI-LINE INSURANCE--0.3%
Assurant, Inc. 5.625%, 2/15/14 .........     BBB+       1,250       1,288,759

OIL & GAS EQUIPMENT & SERVICES--0.3%
Halliburton Co. 5.50%, 10/15/10 ........     BBB          900         951,673

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Chesapeake Energy Corp. 6.875%,
1/15/16 ................................     BB-          750         806,250

Pemex Project Funding Master Trust
7.875%, 2/1/09 .........................     BBB-       1,500       1,686,000

Pemex Project Funding Master Trust 8%,
11/15/11 ...............................     BBB-         750         862,500
                                                                 ------------
                                                                    3,354,750
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.2%
Valero Energy Corp. 4.75%, 4/1/14 ......     BBB          750         738,500

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
Citigroup, Inc. 5.125%, 5/5/14(i) ......     AA-        1,000       1,034,828

J.P. Morgan Chase & Co. 5.125%,
9/15/14 ................................      A         1,250       1,270,098

Principal Life Global Funding I 144A
4.40%, 10/1/10(b) ......................      AA        1,000       1,008,636
                                                                 ------------
                                                                    3,313,562
                                                                 ------------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12 ..........      A         1,000       1,030,796

PAPER PRODUCTS--0.6%
International Paper Co. 3.80%, 4/1/08 ..     BBB        1,000       1,001,814
International Paper Co. 4.25%, 1/15/09 .     BBB        1,000       1,009,142
International Paper Co. 5.50%, 1/15/14 .     BBB          350         361,188
                                                                 ------------
                                                                    2,372,144
                                                                 ------------
RAILROADS--0.6%
CSX Corp. 5.30%, 2/15/14 ...............     BBB        1,000       1,021,239
Union Pacific Corp. 6.125%, 1/15/12 ....     BBB        1,000       1,091,322
                                                                 ------------
                                                                    2,112,561
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0 2%
EOP Operating LP 4.75%, 3/15/14 ........     BBB+         750         729,175


                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------


REGIONAL BANKS--0.9%
PNC Funding Corp. 5.25%, 11/15/15 ......     BBB+      $2,000    $  2,048,790
Zions Bancorp 5.65%, 5/15/14 ...........     BBB-       1,250       1,305,930
                                                                 ------------
                                                                    3,354,720
                                                                 ------------
REITS--0.9%
Colonial Properties Trust 6.25%, 6/15/14     BBB-       1,000       1,039,271
HRPT Properties Trust 5.75%, 2/15/14 ...     BBB          750         770,893
Kimco Realty Corp. 4.82%, 8/15/11 ......      A-        1,500       1,521,964
                                                                 ------------
                                                                    3,332,128
                                                                 ------------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%,
9/15/09 ................................      A           500         513,092

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 ........      A           850         867,774

SPECIALTY STORES--0.5%
AutoZone, Inc. 5.50%, 11/15/15 .........     BBB+       2,000       1,934,172

TECHNOLOGY DISTRIBUTORS--0.3%
Arrow Electronics, Inc. 6.875%, 7/1/13 .     BBB-       1,000       1,098,695

THRIFTS & MORTGAGE FINANCE--0.8%
Golden West Financial Corp. 4.125%,
8/15/07 ................................      A+        1,000       1,024,748

Sovereign Bank 5.125%, 3/15/13 .........     BBB-       1,000       1,011,194
Washington Mutual, Inc. 4.625%, 4/1/14 .     BBB+       1,000         963,354
                                                                 ------------
                                                                    2,999,296
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc.
6.50%, 2/15/12 .........................     BB-          500         497,500

-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $81,695,570)                                      84,324,631
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--4.7%
Asset Backed Funding Corp. Net Interest
MarginTrust 04 144A 4.45%, 7/26/34(b) ..      A-          791         791,243

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 ....................    Aaa(c)      1,385       1,507,567

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 .........    Aaa(c)      1,401       1,506,594

Greenwich Capital Commercial Funding
Corp. 03-FL1, M 144A 3.407%, 7/5/18(b)(d)    BBB-       1,610       1,556,354

GS Mortgage Securities Corp. II 99-C1,
A2 6.11%, 11/18/30 .....................     AAA        2,520       2,714,373


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

Home Equity Asset Trust 03-8N, A 144A
5%, 5/27/34(b) .........................      A-       $  807    $    804,622

Homestar Net Interest Margin Trust 04-3,
A1 144A 5.50%, 7/25/34(b) ..............     BBB          525         523,649

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 ................................     AAA        1,500       1,668,518

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32 ...............................    Aaa(c)      2,000       2,279,275

Lehman Brothers Floating Rate
Commercial Mortgage Trust 02-LLFA, L
144A 3.158%, 6/14/17(b)(d) .............     BB+          640         625,876

Merrill Lynch Mortgage Investors, Inc.
96-C1, C 7.42%, 4/25/28 ................     AAA        1,400       1,463,768

Residential Asset Mortgage Products, Inc.
03-RS6, AI2 2.39%, 11/25/24 ............     AAA        1,000         997,943

Residential Asset Mortgage Products, Inc.
03-RS6, AI3 3.08%, 12/25/28 ............     AAA        2,000       1,988,762

-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,929,349)                                      18,428,544
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--4.8%

BRAZIL--1.3%
Federative Republic of Brazil 8%, 4/15/14    BB-        2,785       2,768,787

Federative Republic of Brazil 11%,
8/17/40 ................................     BB-        1,250       1,411,563

Federative Republic of Brazil DCB-L
3.125%, 4/15/12(d) .....................     BB-          882         810,944
                                                                 ------------
                                                                    4,991,294
                                                                 ------------
BULGARIA--0.2%
Republic of Bulgaria 144A 8.25%,
1/15/15(b) .............................     BBB-         580         727,175

CHILE--0.3%
Republic of Chile 5.50%, 1/15/13 .......      A         1,300       1,360,320

COLOMBIA--0.1%
Republic of Colombia 10%, 1/23/12 ......      BB          500         560,000

COSTA RICA--0.7%
Republic of Costa Rica 144A 9.335%,
5/15/09(b) .............................      BB        1,500       1,631,250


                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

COSTA RICA--CONTINUED
Republic of Costa Rica 144A 9.995%,
8/1/20(b) ..............................      BB       $1,000    $  1,080,000
                                                                 ------------
                                                                    2,711,250
                                                                 ------------
PANAMA--0.4%
Republic of Panama 8.25%, 4/22/08 ......      BB        1,300       1,433,250
Republic of Panama 9.375%, 1/16/23 .....      BB           50          54,375
                                                                 ------------
                                                                    1,487,625
                                                                 ------------
PERU--0.1%
Republic of Peru 8.75%, 11/21/33 .......      BB          200         201,500

RUSSIA--0.8%
Russian Federation 144A 8.25%,
3/31/10(b) .............................     BB+          750         834,375

Russian Federation RegS 8.25%, 3/31/10(j)    BB+        1,000       1,100,000
Russian Federation RegS 5%, 3/31/30(d)(j)    BB+        1,250       1,251,953
                                                                 ------------
                                                                    3,186,328
                                                                 ------------
SOUTH AFRICA--0.6%
Republic of South Africa 7.375%, 4/25/12     BBB        1,000       1,145,000
Republic of South Africa 5.25%, 5/16/13      BBB        1,000(f)    1,313,396
                                                                 ------------
                                                                    2,458,396
                                                                 ------------
VENEZUELA--0.3%
Republic of Venezuela 9.25%, 9/15/27 ...      B         1,000       1,025,500

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $17,836,034)                                      18,709,388
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(g)--5.9%

AUSTRALIA--0.3%
United Energy Distribution Holdings
Property Ltd. 144A 5.45%, 4/15/16(b) ...     AAA          500         521,237

Westfield Capital Corp. 144A 5.125%,
11/15/14(b)(h) .........................     A(c)         775         776,552
                                                                 ------------
                                                                    1,297,789
                                                                 ------------
BRAZIL--0.3%
Petrobras International Finance Co.
9.125%, 7/2/13 .........................    Ba(c)       1,000       1,095,000

CANADA--0.8%
Methanex Corp. 7.75%, 8/15/05 ..........     BBB-       1,800       1,863,000
Norske Skog Canada Ltd. 7.375%, 3/1/14 .      BB          500         522,500
Thomson Corp. (The) 4.25%, 8/15/09 .....      A-          900         912,010
                                                                 ------------
                                                                    3,297,510
                                                                 ------------


                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

CHILE--0.4%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) .............................     BBB       $1,667    $  1,633,449

GERMANY--0.4%
Deutsche Telekom International Finance
BV 8.50%, 6/15/10 ......................     BBB+       1,450       1,746,901

HONG KONG--0.9%
Hutchison Whampoa International Ltd.
144A 5.45%, 11/24/10(b) ................      A-        1,750       1,801,718

Hutchison Whampoa International Ltd.
144A 6.25%, 1/24/14(b) .................      A-        1,500       1,557,412
                                                                 ------------
                                                                    3,359,130
                                                                 ------------
ITALY--0.5%
Telecom Italia Capital SA 4%, 11/15/08 .     BBB+       2,000       2,013,316

KAZAKHSTAN--0.3%
Kazkommerts International BV RegS
10.125%, 5/8/07(j) .....................     BB-        1,000       1,093,750

MALAYSIA--0.1%
Malaysia International Shipping Corp.
Capital Ltd. 144A 6.125%, 7/1/14(b) ....     BBB+         250         269,751

MEXICO--0.3%
America Movil S.A. de C.V. 144A 5.75%,
1/15/15(b)(h) ..........................     BBB-       1,000         996,090

NORWAY--0.2%
Norske Skogindustrier ASA 144A 6.125%,
10/15/15(b) ............................     BBB-         650         673,374

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(d) ..      A-          700         699,672

SOUTH KOREA--0.3%
Korea Development Bank 4.25%,
11/13/07 ...............................      A-          500         511,200

Korea Development Bank 3.875%, 3/2/09 ..      A-          750         750,117
                                                                 ------------
                                                                    1,261,317
                                                                 ------------
SWEDEN--0.3%
Nordea Bank Sweden AB 144A 5.25%,
11/30/12(b) ............................      A         1,000       1,044,300

UNITED KINGDOM--0.3%
British Sky Broadcasting Group plc
6.875%, 2/23/09 ........................     BBB-         500         555,988

HBOS plc 144A 5.375%, 11/29/49(b)(d) ...      A           750         768,572
                                                                 ------------
                                                                    1,324,560
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

UNITED STATES--0.3%
Bowater Canada Finance 7.95%, 11/15/11 .      BB       $1,000    $  1,082,011

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $22,220,217)                                      22,887,920
-----------------------------------------------------------------------------


                                                       SHARES
                                                       ------

DOMESTIC COMMON STOCKS--48.0%

AEROSPACE & DEFENSE--1.2%
Boeing Co. (The) ............................          23,900       1,192,610
Goodrich Corp. ..............................          18,800         579,604
Honeywell International, Inc. ...............          16,400         552,352
Lockheed Martin Corp. .......................           7,600         418,684
United Technologies Corp. ...................          21,200       1,967,784
                                                                 ------------
                                                                    4,711,034
                                                                 ------------
AGRICULTURAL PRODUCTS--0.4%
Archer-Daniels-Midland Co. ..................          60,600       1,173,822
Corn Products International, Inc. ...........           5,600         275,520
                                                                 ------------
                                                                    1,449,342
                                                                 ------------
AIR FREIGHT & COURIERS--0.1%
CNF, Inc. ...................................           8,900         389,642

APPAREL RETAIL--0.3%
Gap, Inc. (The) .............................          45,000         899,100
Limited Brands, Inc. ........................          12,100         299,838
                                                                 ------------
                                                                    1,198,938
                                                                 ------------

APPLICATION SOFTWARE--0.2%
Autodesk, Inc. ..............................           6,500         342,875
Intuit, Inc.(e) .............................           2,900         131,544
Parametric Technology Corp.(e) ..............          48,200         250,158
                                                                 ------------
                                                                      724,577
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Northern Trust Corp. ........................          41,200       1,752,648

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. ..............................          72,000         938,160

BIOTECHNOLOGY--0.2%
Affymetrix, Inc.(e) .........................           3,600         109,800
Applied Biosystems Group - Applera Corp. ....           6,100         116,388
Cephalon, Inc.(e) ...........................           9,500         452,865
Invitrogen Corp.(e) .........................           2,100         121,590
                                                                 ------------
                                                                      800,643
                                                                 ------------
BUILDING PRODUCTS--0.2%
Masco Corp. .................................          26,000         890,760


                                                       SHARES        VALUE
                                                       ------    ------------

CASINOS & GAMING--0.1%
Caesars Entertainment, Inc.(e) ..............          10,400    $    186,160
Penn National Gaming, Inc.(e) ...............           6,600         274,098
                                                                 ------------
                                                                      460,258
                                                                 ------------
COMMUNICATIONS EQUIPMENT--2.1%
Avaya, Inc.(e) ..............................           8,100         116,640
Cisco Systems, Inc.(e) ......................         165,700       3,183,097
Corning, Inc.(e) ............................          54,000         618,300
Harris Corp. ................................           4,300         264,579
Motorola, Inc. ..............................         108,800       1,877,888
Polycom, Inc.(e) ............................           5,000         103,250
QUALCOMM, Inc. ..............................          27,200       1,137,232
Scientific-Atlanta, Inc. ....................           5,900         161,601
Tellabs, Inc.(e) ............................          64,100         512,800
                                                                 ------------
                                                                    7,975,387
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--0.1%
RadioShack Corp. ............................          15,000         448,950

COMPUTER HARDWARE--1.9%
Apple Computer, Inc.(e) .....................           3,700         194,361
Hewlett-Packard Co. .........................          79,800       1,489,068
International Business Machines Corp. .......          59,400       5,331,150
NCR Corp.(e) ................................           3,200         180,320
                                                                 ------------
                                                                    7,194,899
                                                                 ------------
CONSTRUCTION MATERIALS--0.3%
Vulcan Materials Co. ........................          19,500         970,710

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
Deere & Co. .................................           9,900         591,822
PACCAR, Inc. ................................           7,850         544,083
                                                                 ------------
                                                                    1,135,905
                                                                 ------------
CONSUMER FINANCE--0.5%
Capital One Financial Corp. .................           1,700         125,392
MBNA Corp. ..................................          72,300       1,853,049
                                                                 ------------
                                                                    1,978,441
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
CheckFree Corp.(e) ..........................           3,000          93,000
Computer Sciences Corp.(e) ..................           5,300         263,251
Fiserv, Inc.(e) .............................          21,500         764,110
Sabre Holdings Corp. Class A ................          19,800         425,898
                                                                 ------------
                                                                    1,546,259
                                                                 ------------
DEPARTMENT STORES--1.0%
Federated Department Stores, Inc. ...........          21,300       1,074,585
May Department Stores Co. (The) .............          60,300       1,571,418
Nordstrom, Inc. .............................          17,400         751,332


                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                                       SHARES        VALUE
                                                       ------    ------------

DEPARTMENT STORES--CONTINUED
Penney (J.C.) Co., Inc. .....................          16,200    $    560,358
                                                                 ------------
                                                                    3,957,693
                                                                 ------------
DIVERSIFIED BANKS--2.8%
Bank of America Corp. .......................         145,002       6,494,640
U.S. Bancorp ................................           7,200         205,992
Wachovia Corp. ..............................          73,500       3,616,935
Wells Fargo & Co. ...........................          12,100         722,612
                                                                 ------------
                                                                   11,040,179
                                                                 ------------
DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The) ......................          20,900         939,246
Eastman Chemical Co. ........................          16,400         778,508
PPG Industries, Inc. ........................           2,400         153,000
                                                                 ------------
                                                                    1,870,754
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.1%
Dun & Bradstreet Corp.(e) ...................           6,200         350,672

DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp. ..........................           2,700         236,358

ELECTRIC UTILITIES--0.3%
Exelon Corp. ................................          23,700         938,994
Great Plains Energy, Inc. ...................           5,200         148,148
                                                                 ------------
                                                                    1,087,142
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co. ........................          22,600       1,447,530
Hubbell, Inc. Class B .......................           5,000         228,600
Rockwell Automation, Inc. ...................           7,800         325,182
                                                                 ------------
                                                                    2,001,312
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
Agilent Technologies, Inc.(e) ...............          36,900         924,714
AVX Corp. ...................................          14,800         177,600
Tektronix, Inc. .............................          31,300         949,329
                                                                 ------------
                                                                    2,051,643
                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES--0.0%
Sanmina-SCI Corp.(e) ........................          18,100         144,800

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Monsanto Co. ................................          23,600       1,008,900

FOOTWEAR--0.3%
NIKE, Inc. Class B ..........................          12,000         975,720

FOREST PRODUCTS--0.5%
Weyerhaeuser Co. ............................          30,100       1,885,464

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. .....................           2,200         121,088


                                                       SHARES        VALUE
                                                       ------    ------------

HEALTH CARE EQUIPMENT--0.6%
Becton, Dickinson & Co. .....................          15,200    $    798,000
PerkinElmer, Inc. ...........................          22,600         464,204
Respironics, Inc.(e) ........................           6,400         326,976
Thermo Electron Corp.(e) ....................          23,300         675,700
                                                                 ------------
                                                                    2,264,880
                                                                 ------------
HEALTH CARE SERVICES--0.2%
IMS Health, Inc. ............................          31,600         669,288

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. .........................          13,800         841,248
Haemonetics Corp.(e) ........................           4,400         144,540
                                                                 ------------
                                                                      985,788
                                                                 ------------
HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The) ......................          48,300       1,984,164
Sherwin-Williams Co. (The) ..................          27,600       1,179,072
                                                                 ------------
                                                                    3,163,236
                                                                 ------------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The) ..................          15,500       1,244,340

HOUSEHOLD PRODUCTS--1.0%
Kimberly-Clark Corp. ........................          30,100       1,796,067
Procter & Gamble Co. (The) ..................          37,900       1,939,722
                                                                 ------------
                                                                    3,735,789
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.3%
Fortune Brands, Inc. ........................          15,700       1,143,274

INDUSTRIAL CONGLOMERATES--0.7%
3M Co. ......................................          27,900       2,164,203
Textron, Inc. ...............................           6,400         436,160
                                                                 ------------
                                                                    2,600,363
                                                                 ------------
INDUSTRIAL MACHINERY--1.1%
Eaton Corp. .................................          21,700       1,387,715
Ingersoll-Rand Co. Class A ..................          33,300       2,279,052
Parker Hannifin Corp. .......................           9,400         663,922
                                                                 ------------
                                                                    4,330,689
                                                                 ------------
INSURANCE BROKERS--0.1%
Willis Group Holdings Ltd. ..................          11,400         409,830

INTEGRATED OIL & GAS--3.3%
ChevronTexaco Corp. .........................          63,600       3,374,616
Exxon Mobil Corp. ...........................         147,400       7,255,028
Occidental Petroleum Corp. ..................          42,900       2,395,107
                                                                 ------------
                                                                   13,024,751
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                                       SHARES        VALUE
                                                       ------    ------------

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
ALLTEL Corp. ................................          11,700    $    642,681
AT&T Corp. ..................................          42,100         720,331
BellSouth Corp. .............................          80,600       2,149,602
CenturyTel, Inc. ............................          11,900         381,871
SBC Communications, Inc. ....................          46,500       1,174,590
Verizon Communications, Inc. ................          84,000       3,284,400
                                                                 ------------
                                                                    8,353,475
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.2%
EarthLink, Inc.(e) ..........................          65,400         675,582

INVESTMENT BANKING & BROKERAGE--0.9%
E*TRADE Financial Corp.(e) ..................          13,500         174,150
Goldman Sachs Group, Inc. (The) .............          24,700       2,429,986
Morgan Stanley ..............................          20,900       1,067,781
                                                                 ------------
                                                                    3,671,917
                                                                 ------------
LIFE & HEALTH INSURANCE--1.0%
AFLAC, Inc. .................................           7,400         265,512
Lincoln National Corp. ......................          25,000       1,095,000
MetLife, Inc. ...............................          54,200       2,078,570
Protective Life Corp. .......................           2,400          94,320
Prudential Financial, Inc. ..................           3,500         162,645
StanCorp Financial Group, Inc. ..............           1,400         105,532
                                                                 ------------
                                                                    3,801,579
                                                                 ------------
MANAGED HEALTH CARE--1.3%
Aetna, Inc. .................................           7,400         703,000
Anthem, Inc.(e) .............................           1,500         120,600
CIGNA Corp. .................................           6,900         437,874
UnitedHealth Group, Inc. ....................          35,300       2,555,720
WellPoint Health Networks, Inc.(e) ..........          11,400       1,113,324
                                                                 ------------
                                                                    4,930,518
                                                                 ------------
METAL & GLASS CONTAINERS--0.0%
Silgan Holdings, Inc. .......................           2,300         109,147

MOVIES & ENTERTAINMENT--2.2%
Time Warner, Inc.(e) ........................         234,000       3,893,760
Viacom, Inc. Class B ........................          40,600       1,481,494
Walt Disney Co. (The) .......................         123,400       3,112,148
                                                                 ------------
                                                                    8,487,402
                                                                 ------------
MULTI-LINE INSURANCE--0.6%
American International Group, Inc. ..........          33,800       2,051,998
Hartford Financial Services Group, Inc. (The)           2,200         128,656
Unitrin, Inc. ...............................           2,300          99,314
                                                                 ------------
                                                                    2,279,968
                                                                 ------------


                                                       SHARES        VALUE
                                                       ------    ------------

MULTI-UTILITIES & UNREGULATED POWER--1.1%
Constellation Energy Group, Inc. ............          57,700    $  2,343,774
Sempra Energy ...............................          58,500       1,962,090
                                                                 ------------
                                                                    4,305,864
                                                                 ------------
OFFICE ELECTRONICS--0.2%
Xerox Corp.(e) ..............................          47,200         697,144

OTHER DIVERSIFIED FINANCIAL SERVICES--1.8%
Citigroup, Inc. .............................          67,900       3,012,723
J.P. Morgan Chase & Co. .....................          98,524       3,803,026
                                                                 ------------
                                                                    6,815,749
                                                                 ------------
PACKAGED FOODS & MEATS--0.9%
Kellogg Co. .................................          72,000       3,096,000
Tyson Foods, Inc. Class A ...................          33,800         490,100
                                                                 ------------
                                                                    3,586,100
                                                                 ------------
PAPER PACKAGING--0.0%
Temple-Inland, Inc. .........................           1,600          94,592

PAPER PRODUCTS--0.0%
Georgia-Pacific Corp. .......................           1,700          58,803

PHARMACEUTICALS--4.1%
Bristol-Myers Squibb Co. ....................         109,400       2,563,242
Johnson & Johnson ...........................          87,200       5,090,736
Merck & Co., Inc. ...........................          52,300       1,637,513
Pfizer, Inc. ................................         194,700       5,636,565
Wyeth .......................................          28,900       1,145,885
                                                                 ------------
                                                                   16,073,941
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.4%
Eastman Kodak Co. ...........................          51,700       1,565,476

PROPERTY & CASUALTY INSURANCE--1.0%
Allstate Corp. (The) ........................          53,500       2,572,815
Cincinnati Financial Corp. ..................           3,500         146,125
Mercury General Corp. .......................           5,100         262,293
Progressive Corp. (The) .....................           9,400         879,370
                                                                 ------------
                                                                    3,860,603
                                                                 ------------
PUBLISHING & PRINTING--0.3%
McGraw-Hill Cos., Inc. (The) ................          11,600       1,000,500
Meredith Corp. ..............................           2,800         137,200
                                                                 ------------
                                                                    1,137,700
                                                                 ------------
RAILROADS--0.1%
Norfolk Southern Corp. ......................          11,300         383,635


                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                                       SHARES        VALUE
                                                       ------    ------------

REGIONAL BANKS--0.6%
Bank of Hawaii Corp. ........................           2,500    $    119,375
BB&T Corp. ..................................           2,400          98,664
Hibernia Corp. Class A ......................          23,700         687,300
Huntington Bancshares, Inc. .................           4,200         100,590
KeyCorp .....................................          20,000         671,800
Marshall & Ilsley Corp. .....................           2,400         100,728
National City Corp. .........................           5,900         229,923
PNC Financial Services Group, Inc. (The) ....           3,400         177,820
SunTrust Banks, Inc. ........................           3,300         232,254
                                                                 ------------
                                                                    2,418,454
                                                                 ------------
REITS--0.2%
iStar Financial, Inc. .......................          13,800         571,596
Maguire Properties, Inc. ....................           5,100         133,365
Rayonier, Inc. ..............................           2,700         127,980
                                                                 ------------
                                                                      832,941
                                                                 ------------
RESTAURANTS--0.7%
McDonald's Corp. ............................          58,600       1,708,190
Wendy's International, Inc. .................          10,400         347,048
Yum! Brands, Inc. ...........................          18,800         817,800
                                                                 ------------
                                                                    2,873,038
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.2%
Applied Materials, Inc.(e) ..................          39,200         631,120

SEMICONDUCTORS--1.1%
Intel Corp. .................................         164,800       3,668,448
Maxim Integrated Products, Inc. .............          12,200         536,678
Texas Instruments, Inc. .....................           5,900         144,255
                                                                 ------------
                                                                    4,349,381
                                                                 ------------
SOFT DRINKS--0.1%
Pepsi Bottling Group, Inc. (The) ............           8,500         238,340
PepsiAmericas, Inc. .........................          12,400         251,100
                                                                 ------------
                                                                      489,440
                                                                 ------------
SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co. ...........................           6,600         279,774

SPECIALTY STORES--0.2%
Barnes & Noble, Inc.(e) .....................           3,400         113,118
Claire's Stores, Inc. .......................          23,500         611,470
Staples, Inc. ...............................           4,300         127,882
                                                                 ------------
                                                                      852,470
                                                                 ------------
STEEL--0.0%
United States Steel Corp. ...................           2,600          95,472


                                                       SHARES        VALUE
                                                       ------    ------------


SYSTEMS SOFTWARE--1.4%
Adobe Systems, Inc. .........................           9,100    $    509,873
Microsoft Corp. .............................         132,100       3,697,479
Oracle Corp.(e) .............................         111,000       1,405,260
                                                                 ------------
                                                                    5,612,612
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.1%
Avnet, Inc.(e) ..............................           8,400         142,464
Tech Data Corp.(e) ..........................           7,200         290,808
                                                                 ------------
                                                                      433,272
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.0%
Countrywide Financial Corp. .................           4,500         143,685

TOBACCO--0.4%
Altria Group, Inc. ..........................           4,800         232,608
Reynolds American, Inc. .....................          14,700       1,012,242
UST, Inc. ...................................           6,300         259,308
                                                                 ------------
                                                                    1,504,158
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Class A(e) ......          21,100         558,939

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $166,775,777)                                    186,834,457
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(g)--0.8%

AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden) ......................          12,300         525,825

INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Ltd. (United States) .....          57,900       1,803,585

IT CONSULTING & OTHER SERVICES--0.1%
Accenture Ltd. Class A (Bermuda)(e) .........           9,500         229,995

REINSURANCE--0.1%
RenaissanceRe Holdings Ltd. (United States) .           6,700         313,694

SYSTEMS SOFTWARE--0.0%
Check Point Software Technologies Ltd. (Israel)(e)      8,800         199,065

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,908,900)                                        3,072,164
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $356,624,848)                                    383,395,548
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)         VALUE
                                          --------     ------    ------------

SHORT-TERM INVESTMENTS--1.4%

COMMERCIAL PAPER--1.4%
UBS Finance Delaware LLC 1.84%,
11/1/04 ................................     A-1+      $2,820    $  2,820,000

Pfizer, Inc. 1.75%, 11/3/04 ............     A-1+       2,665       2,664,741

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,484,741)                                        5,484,741
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $362,109,589)                                    388,880,289(a)

Other assets and liabilities, net--0.1%                               439,830
                                                                 ------------
NET ASSETS--100.0%                                               $389,320,119
                                                                 ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $30,790,685 and gross depreciation of $8,165,755 for federal income tax purposes. At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $366,255,359.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $23,387,228 or 6% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Par value represents Euro.
(g) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header parenthetically, is determined based on criteria described in
    Note 2I "Foreign security country determination" in the Notes to Financial Statements.
(h) When issued security.
(i) All or a portion segregated as collateral for when-issued securities.
(j) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration under Rules 903 and 904 of the Securities Act of 1933.

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value (Identified cost $362,109,589)     $388,880,289
Cash                                                                     4,852
Receivables
   Dividends and interest                                            2,632,987
   Investment securities sold                                          334,198
   Fund shares sold                                                      8,401
Prepaid expenses                                                        37,887
   Trustee retainer                                                      1,779
                                                                  ------------
     Total assets                                                  391,900,393
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   1,767,257
   Fund shares repurchased                                             230,304
   Investment advisory fee                                             231,192
   Transfer agent fee                                                  145,749
   Distribution and service fees                                        96,560
   Financial agent fee                                                  23,414
Accrued expenses                                                        85,798
                                                                  ------------
     Total liabilities                                               2,580,274
                                                                  ------------
NET ASSETS                                                        $389,320,119
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $372,149,632
Undistributed net investment income                                     81,352
Accumulated net realized loss                                       (9,682,712)
Net unrealized appreciation                                         26,771,847
                                                                  ------------
NET ASSETS                                                        $389,320,119
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $367,457,703)                41,649,865
Net asset value per share                                                $8.82
Offering price per share $ 8.82/(1-5.75%)                                $9.36

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $19,798,268)                  2,231,922
Net asset value and offering price per share                             $8.87

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,064,148)                     230,905
Net asset value and offering price per share                             $8.94


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                           $ 5,422,180
Dividends                                                            1,787,415
                                                                   -----------
     Total investment income                                         7,209,595
                                                                   -----------
EXPENSES
Investment advisory fee                                              1,394,495
Service fees, Class A                                                  468,257
Distribution and service fees, Class B                                 108,641
Distribution and service fees, Class C                                  10,467
Financial agent fee                                                    137,074
Transfer agent                                                         370,822
Custodian                                                               50,474
Printing                                                                35,591
Professional                                                            21,615
Trustees                                                                18,609
Miscellaneous                                                           16,489
                                                                   -----------
     Total expenses                                                  2,632,534
     Custodian fees paid indirectly                                        (74)
                                                                   -----------
     Net expenses                                                    2,632,460
                                                                   -----------
NET INVESTMENT INCOME                                                4,577,135
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     9,000,009
Net realized gain on foreign currency transactions                         649
Net change in unrealized appreciation (depreciation) on
   investments                                                      (1,240,823)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translations                      573
                                                                   -----------
NET GAIN ON INVESTMENTS                                              7,760,408
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $12,337,543
                                                                   ===========


                        See Notes to Financial Statements

Phoenix-0akhurst Income & Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                  Six Months
                                                                                     Ended
                                                                                   10/31/04          Year Ended
                                                                                  (Unaudited)         4/30/04
                                                                                 -------------     -------------
FROM OPERATIONS
   Net investment income (loss)                                                  $  4,577,135     $ 10,600,953
   Net realized gain (loss)                                                         9,000,658       20,169,282
   Net change in unrealized appreciation (depreciation)                            (1,240,250)      19,253,958
                                                                                 ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     12,337,543       50,024,193
                                                                                 ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                  (5,027,362)     (10,858,705)
   Net investment income, Class B                                                    (205,469)        (592,870)
   Net investment income, Class C                                                     (19,916)         (33,970)
                                                                                 ------------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (5,252,747)     (11,485,545)
                                                                                 ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (568,035 and 1,784,811 shares, respectively)       4,940,869       15,150,135
   Net asset value of shares issued from reinvestment of distributions
     (457,104 and 1,021,170 shares, respectively)                                   3,982,808        8,710,049
   Cost of shares repurchased (3,407,689 and 6,782,776 shares, respectively)      (29,553,423)     (57,949,406)
                                                                                 ------------     ------------
Total                                                                             (20,629,746)     (34,089,222)
                                                                                 ------------     ------------
CLASS B
   Proceeds from sales of shares (78,393 and 197,138 shares, respectively)            685,251        1,681,753
   Net asset value of shares issued from reinvestment of distributions
     (20,520 and 62,362 shares, respectively)                                         179,778          533,838
   Cost of shares repurchased (649,127 and 1,779,636 shares, respectively)         (5,675,909)     (15,209,223)
                                                                                 ------------     ------------
Total                                                                              (4,810,880)     (12,993,632)
                                                                                 ------------     ------------
CLASS C
   Proceeds from sales of shares (28,263 and 73,950 shares, respectively)             246,358          638,396
   Net asset value of shares issued from reinvestment of distributions
     (2,071 and 3,451 shares, respectively)                                            18,300           29,887
   Cost of shares repurchased (25,048 and 23,202 shares, respectively)               (220,372)        (201,945)
                                                                                 ------------     ------------
Total                                                                                  44,286          466,338
                                                                                 ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (25,396,340)     (46,616,516)
                                                                                 ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (18,311,544)      (8,077,868)

NET ASSETS
   Beginning of period                                                            407,631,663      415,709,531
                                                                                 ------------     ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $81,352 AND $756,964, RESPECTIVELY]                                      $389,320,119     $407,631,663
                                                                                 ============     ============

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS A
                                             --------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                             YEAR ENDED APRIL 30,
                                               10/31/04         -------------------------------------------------------------
                                             (UNAUDITED)        2004(5)        2003        2002(4)        2001         2000
Net asset value, beginning of period             $ 8.66         $ 7.92        $ 8.41       $ 8.98        $ 9.75        $ 9.68
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.10(2)        0.22(2)       0.24(2)      0.29(2)       0.32          0.34(2)
   Net realized and unrealized gain (loss)         0.18           0.76         (0.48)       (0.56)        (0.30)         0.06
                                                 ------         ------        ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.28           0.98         (0.24)       (0.27)         0.02          0.40
                                                 ------         ------        ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.12)         (0.24)        (0.25)       (0.30)        (0.35)        (0.33)
   Distributions from net realized gains             --             --            --           --         (0.44)           --
                                                 ------         ------        ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                          (0.12)         (0.24)        (0.25)       (0.30)        (0.79)        (0.33)
                                                 ------         ------        ------       ------        ------        ------
Change in net asset value                          0.16           0.74         (0.49)       (0.57)        (0.77)         0.07
                                                 ------         ------        ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                   $ 8.82         $ 8.66        $ 7.92       $ 8.41        $ 8.98        $ 9.75
                                                 ======         ======        ======       ======        ======        ======
Total return(1)                                    3.23%(7)      12.40%        (2.70)%      (3.01)%        0.35%         4.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $367,458       $381,423      $380,101     $432,632      $453,174      $475,854

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.28%(6)       1.29%         1.28 %       1.26 %        1.26%(3)      1.18%
   Net investment income                           2.35%(6)       2.54%         3.10 %       3.29 %        3.41%         3.59%
Portfolio turnover                                   35%(7)         83%           93 %         64 %          48%           58%


                                                                                    CLASS B
                                             --------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                             YEAR ENDED APRIL 30,
                                               10/31/04    ------------------------------------------------------------------
                                             (UNAUDITED)   2004(5)        2003        2002(4)        2001         2000
Net asset value, beginning of period             $ 8.71         $ 7.96        $ 8.43       $ 9.00        $ 9.77        $ 9.69
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.07(2)        0.16 (2)      0.18(2)      0.22(2)       0.24          0.27(2)
   Net realized and unrealized gain (loss)         0.17           0.76         (0.47)       (0.56)        (0.29)         0.06
                                                 ------         ------        ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.24           0.92         (0.29)       (0.34)        (0.05)         0.33
                                                 ------         ------        ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.08)         (0.17)        (0.18)       (0.23)        (0.28)        (0.25)
   Distributions from net realized gains             --             --            --           --         (0.44)           --
                                                 ------         ------        ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                          (0.08)         (0.17)        (0.18)       (0.23)        (0.72)        (0.25)
                                                 ------         ------        ------       ------        ------        ------
Change in net asset value                          0.16           0.75         (0.47)       (0.57)        (0.77)         0.08
                                                 ------         ------        ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                   $ 8.87         $ 8.71        $ 7.96       $ 8.43        $ 9.00        $ 9.77
                                                 ======         ======        ======       ======        ======        ======
Total return(1)                                    2.82%(7)      11.61%        (3.42)%      (3.78)%        0.37%         3.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $19,798        $24,228       $34,234      $70,096      $138,837      $226,992

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.03%(6)       2.04%         2.03 %       2.01 %        2.01%(3)      1.93%
   Net investment income                           1.60%(6)       1.82%         2.37 %       2.55 %        2.65%         2.84%
Portfolio turnover                                   35%(7)         83%           93 %         64 %          48%           58%

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 3.26% to 3.29% and from 2.53% to 2.55% for Class A and Class B, respectively. There was no effect to net investment income (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.00 and $0.00 and the net investment income ratio for the period ending April 30, 2004 by 0.04% and 0.03% for Class A and Class
    B, respectively. Prior to May 1, 2003, the Fund did not hold any debt index securities.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                    CLASS C
                                              -------------------------------------------------------------------------------
                                              SIX MONTHS                                                             FROM
                                                 ENDED                        YEAR ENDED APRIL 30,                 INCEPTION
                                               10/31/04          ----------------------------------------------    8/27/99 TO
                                              (UNAUDITED)       2004(7)        2003        2002(6)       2001       4/30/00
Net asset value, beginning of period             $ 8.78         $ 8.02        $ 8.49       $ 9.07        $ 9.85        $ 9.61
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.07(2)        0.15(2)       0.19(2)      0.22(2)       0.25          0.18(2)
   Net realized and unrealized gain (loss)         0.17           0.78         (0.48)       (0.57)        (0.31)         0.23
                                                 ------         ------        ------       ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS              0.24           0.93         (0.29)       (0.35)        (0.06)         0.41
                                                 ------         ------        ------       ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.08)         (0.17)        (0.18)       (0.23)        (0.28)        (0.17)
   Distributions from net realized gains             --             --            --           --         (0.44)           --
                                                 ------         ------        ------       ------        ------        ------
     TOTAL DISTRIBUTIONS                          (0.08)         (0.17)        (0.18)       (0.23)        (0.72)        (0.17)
                                                 ------         ------        ------       ------        ------        ------
Change in net asset value                          0.16           0.76         (0.47)       (0.58)        (0.78)         0.24
                                                 ------         ------        ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                   $ 8.94         $ 8.78        $ 8.02       $ 8.49        $ 9.07        $ 9.85
                                                 ======         ======        ======       ======        ======        ======
Total return(1)                                    2.79%(4)      11.64%        (3.39)%      (3.86)%       (0.37)%        4.12%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $2,064         $1,980        $1,374       $1,223          $699          $356

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              2.03%(3)       2.04%         2.04 %       2.02 %        2.01 %(5)     1.93%(3)
   Net investment income                           1.60%(3)       1.77%         2.35 %       2.50 %        2.67 %        2.81%(3)
Portfolio turnover                                   35%(4)         83%           93 %         64 %          48 %          58%(4)

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) For the year ended April 30, 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(6) As required, effective May 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended April 30, 2002, was to increase the ratio of net investment income to average net assets from 2.47% to 2.50% for Class C. There was no effect to net investment income (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(7) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the net investment income per share by $0.01 and the net investment income ratio for the period ending April 30, 2004 by 0.04% for Class C. Prior to May 1, 2003, the Fund did
    not hold any debt index securities.

                        See Notes to Financial Statements

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED)


1. ORGANIZATION
   Phoenix Investment Series Fund (the "Trust"), formerly Phoenix-Oakhurst Income & Growth Fund, is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently one fund, Phoenix-Oakhurst Income & Growth Fund (the "Fund") is offered for sale. The Fund is diversified and has a primary investment objective of investing in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund has a secondary investment objective to achieve capital appreciation when it is consistent with the Fund's primary objective. The secondary objective is a non-fundamental policy that may be changed without shareholder vote.
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amount of increases and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value.
   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED) (CONTINUED)

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. DEBT INDEX SECURITIES:
   The Fund invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the underlying securities). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.
   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.
   As a result of a recent FASB Emerging Issues Task Force consensus [and subsequent related SEC staff guidance], the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. This reclassification decreased net investment income and increased net realized gains by $158,105 for the period ended April 30, 2004, but had no effect on the Fund's net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period. Prior to May 1, 2003, the Fund did not hold any debt index securities.

H. EXPENSES:
   Expenses incurred with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative method can be more fairly made.

I. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

J. CONTRACTUAL OBLIGATIONS:
   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, in management's opinion, based on experience, the risk of loss from such claim is unlikely.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, Phoenix Investment Counsel, Inc. (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1 billion, 0.65% for the second $1 billion and 0.60% for average daily net assets over $2 billion.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $4,999 for Class A shares, deferred sales charges of $10,996 for Class B shares and $219 for Class C shares for the period ended October 31, 2004. In addition to these amounts, for the period May 1, 2004 to May 31, 2004, $1,355 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions. As of May 31, 2004, W.S. Griffith Securities, Inc. no longer writes any business for the Trust.
   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares

PHOENIX INVESTMENT SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED) (CONTINUED)

and 1.00% for Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Fund of the following information for the period ended October 31, 2004, $115,027 was retained by the Distributor, $467,164 was paid to unaffiliated participants and $5,174 was paid to W.S. Griffith Securities, Inc. As of May 31, 2004, W. S. Griffith Securities, Inc. no longer writes any business for the Trust.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
    As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended October 31, 2004, the Trust incurred PEPCO financial agent fees totaling $137,074.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as subtransfer agent. For the period ended October 31, 2004, transfer agent fees were $370,822 as reported in the Statement of Operations, of which PEPCO retained $144,982.
   At October 31, 2004, PNX and its affiliates and the retirement plans of PNX and its affiliates held 12,368 Class C shares of the Fund with a value of $110,562.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended October 31, 2004, were $120,645,632 and $155,271,300, respectively. Purchases and sales of long-term U.S. Government and agency securities were $17,390,097 and $3,479,029, respectively.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
   High yield/high risk debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

6. FEDERAL INCOME TAX INFORMATION
   The Fund has the following capital loss carryovers, which may be used to offset future capital gains:

                                             Expiration Year
                                        -------------------------
                                            2011         Total
                                        -----------   -----------
                                        $15,121,842   $15,121,842

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryover.

7. PROXY VOTING PROCEDURES
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. These procedures and information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, is also available through the Securities and Exchange Commissions' website at http://www.sec.gov

8. FORM N-Q INFORMATION
   The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. Furthermore, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
    NAME, ADDRESS AND         LENGTH OF      OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway             Served since        36         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC    1988.                          Trustee/Director, Realty Foundation of New York (1972-present), Josiah
101 Park Avenue                                             Macy, Jr., Foundation (1975-present),Pace University (1978-present), New
New York, NY 10178                                          York Housing Partnership Development Corp. (Chairman) (1981-present),
DOB: 8/2/29                                                 Greater New York Councils, Boy Scouts of America (1985-present), The
                                                            Academy of Political Science (Vice Chairman) (1985-present), Urstadt
                                                            Biddle Property Corp. (1989-present). Chairman, Metropolitan
                                                            Transportation Authority (1992-2001), The Harlem Youth Development
                                                            Foundation (1998-2002), Director, Trism, Inc. (1994-2001), Consolidated
                                                            Edison Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                            Company (1974-2002), Centennial Insurance Company (1974-2002), Union
                                                            Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                            Fund (Advisory Director) (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne          Served since        36         Currently retired.
The Flat, Elmore Court       1988.
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill               Served since        26         Currently retired. Trustee, Scudder Investments (33 portfolios)
7721 Blue Heron Way          2004.                          (1986-present). Director, Coutts & Co. Trust Holdings Limited
West Palm Beach, FL 33412                                   (1991-1999), Coutts & Co. Group (1991-1999) and Coutts & Co.
DOB: 3/28/30                                                International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries          Served since        28         Director, The Empire District Electric Company (1984-present). Chairman
8477 Bay Colony Dr. #902     1995.                          of the Board (1993-1997), Phoenix Investment Partners, Ltd.
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.             Served since        26         Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.    1993.                          Chairman (1998 to 2000) and Chief Executive Officer (1995-1998), Carson
736 Market Street, Ste. 1430                                Products Company (cosmetics). Director/Trustee, Evergreen Funds (six
Chattanooga, TN 37402                                       portfolios).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
    NAME, ADDRESS AND         LENGTH OF      OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara        Served since        36         Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company           2001.                          (1982-present).
  of New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris            Served since        36         Currently retired, Vice President, W.H. Reaves and Company (investment
164 Laird Road               1995.                          management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans             Served since        26         President, Romans & Company (private investors and financial
39 S. Sheridan Road          2004.                          consultants) (1987-present). Trustee, Burnham Investors Trust (5
Lake Forest, IL 60045                                       portfolios) (1967-present).
DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson          Served since        26         Managing Director, Northway Management Company (1998-present).
Northway Management Company  1988.
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.       Served since        26         Director, Medallion Financial New York (2003-present), Compuware (1996-
200 Duke Street              1995.                          present) and WWF, Inc. (2000-present). President, The Trust for
Alexandria, VA 22314                                        America's Health (non-profit) (2001-present). Director, UST, Inc.
DOB: 5/16/31                                                (1995-2004), HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
    NAME, ADDRESS AND         LENGTH OF      OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH          TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche       Served since       31          Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC   2002.                          Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
   30 Rockefeller Plaza,                                    Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin      Served since       67          Consultant, Phoenix Investment Partners, Ltd. (2002-present). Director,
   DOB: 10/23/46             1993.                          PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                            (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
   Chairman                                                 Chairman (1995-1997) and Chief Executive Officer (1995-2002), Phoenix
                                                            Investment Partners, Ltd. Director and Executive Vice President, The
                                                            Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                                            Vice President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                            Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                            Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                            Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                            Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                            2002-September 2002), Phoenix Investment Management Company. Director
                                                            and Executive Vice President, Phoenix Life and Annuity Company
                                                            (1996-2002). Director (1995-2000) and Executive Vice President and Chief
                                                            Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                            Director, Phoenix National Trust Holding Company (2001-2002). Director
                                                            (1985-2002) and Vice President (1986-2002), and Executive Vice President
                                                            (2002-2002), PM Holdings, Inc. Director, W.S. Griffith Associates, Inc.
                                                            (1995-2002). Director (1992-2002) and President (1993-1994), W.S.
                                                            Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates            Served since       31          Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
   Hudson Castle Group, Inc. 1993                           Inc.) (financial services) (1997-present). Managing Director Wydown
   c/o Northeast Investment                                 Group (consulting firm) (1994-present). Director, Investors Financial
   Management, Inc.                                         Service Corporation (1995-present), Investors Bank & Trust Corporation
   50 Congress Street                                       (1995-present), Plymouth Rubber Co.(1995-present), Stifel Financial
   Suite 1000                                               (1996-present), Connecticut River Bancorp (1998-present), Connecticut
   Boston, MA 02109                                         River Bank (1999-present), Trust Co. of New Hampshire (2002-present).
   DOB: 5/31/46                                             Director and Treasurer, Endowment for Health, Inc. (2000-present).
                                                            Member Chief Executives Organization (1996-present). Chairman, Emerson
                                                            Investment Management, Inc. (2000-present). Vice Chairman, Massachusetts
                                                            Housing Partnership (1994-1999). Director, Blue Cross and Blue Shield of
                                                            New Hampshire (1994-1999), AIB Govett Funds (1991-2000), Command
                                                            Systems, Inc. (1998-2000), Phoenix Investment Partners, Ltd.
                                                            (1995-2001), 1Mind, Inc. (2000-2002), 1Mind.com.
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Capital Group,
    Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry               Executive Vice President       Executive Vice President, Phoenix Investment Partners,
DOB: 3/28/52                 since 2000.                    Ltd.(1998-present),President, Phoenix Equity Planning Corporation
                                                            (2000-present). Senior Vice President, The Phoenix Companies, Inc.
                                                            (2004-present). Executive Vice President, certain funds within the
                                                            Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman           Senior Vice President          Vice President, Chief Administrative Officer (2003-present), Senior Vice
DOB: 7/27/62                 since May 2004.                President, Chief Administrative Officer, Private Client Group
                                                            (1999-2003), Vice President (1995-1999), Phoenix Investment Partners,
                                                            Ltd. Senior Vice President, Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss             Treasurer since 1996.          Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                                               Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                            Vice President (2003-present), Phoenix Investment Partners, Ltd.
                                                            Treasurer or Assistant Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Matthew A. Swendiman         Secretary since 2004.          Counsel, Phoenix Life Insurance Company (2002-present). Vice President,
One American Row                                            Counsel, Chief Legal Officer and Secretary, certain of the funds within
Hartford, CT 06102                                          the Phoenix Fund Complex (2004-present). Assistant Vice President and
DOB: 4/5/73                                                 Assistant Counsel, Conseco Capital Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
John F. Sharry, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer
Matthew A. Swendiman, Secretary and
   Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                             1-800-243-1574
Advisor Consulting Group                                         1-800-243-4361
Text Telephone                                                   1-800-243-1926
Web site                                                 PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                     PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------




PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD.
                  A MEMBER OF THE PHOENIX COMPANIES, INC.





For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.








NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 661 (12/04)


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Investment Series Fund
             -----------------------------------------------------

By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -----------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                       January 10, 2005
    --------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -----------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                       January 10, 2005
    --------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -----------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date                       January 10, 2005
    --------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.